Revenues from Contracts with Customers - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 477.9	€ 751.8	€ 125.5
Remaining upfront fees contract liabilities	61.1	62.3
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 416.2	€ 688.7